Accounts Payable and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2018
Payables and Accruals [Abstract]
Summary of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	As of June 30, 2018	As of December 31, 2017
Marketing suppliers	23,716	28,301
Provision for invoices to be received	8,027	6,285
Affiliated agencies	801	977
Other suppliers	13,005	10,046

	$45,549	$45,609